The Millicom Group - A.3.2. Acquisitions and disposals of interests in associates (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 19, 2017	Dec. 18, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Gains (losses) on disposal			$ (32)	$ 0	$ 0
Milvik AB
Disclosure of associates [line items]
Proportion of ownership interest in associate	12.00%	20.40%	11.40%	12.30%
Contributions to associate by other investors	$ 97
Proceeds from sales of interests in associates	24
Gain (loss) on dilution in investment by associate	21
Gains (losses) on disposal	$ 11
MKC Brilliant Holding GmbH (LIH)
Disclosure of associates [line items]
Proportion of ownership interest in associate			35.00%	35.00%	35.00%
Impairment loss					$ 48	$ 40